JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectus and Statements of Additional Information contained in the Post-Effective Amendment No. 553 (Amendment 554 under the Investment Company Act of 1940) filed electronically on June 28, 2018.

If you have any questions, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

July 5, 2018	JPMorgan Trust I

Appendix A

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund